Quarterly Holdings Report
for
Fidelity® Series International Index Fund
July 31, 2026
IIF-NPRT3-0926
1.9891252.107
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 7.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telstra Group Ltd	148,340	523,696
Interactive Media & Services - 0.0%
CAR Group Ltd	13,584	248,029
REA Group Ltd	1,984	224,061
		472,090
TOTAL COMMUNICATION SERVICES		995,786
Consumer Discretionary - 0.5%
Broadline Retail - 0.4%
Wesfarmers Ltd	42,798	2,680,668
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	20,459	919,531
Lottery Corp/The	84,072	329,393
		1,248,924
TOTAL CONSUMER DISCRETIONARY		3,929,592
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Coles Group Ltd	50,627	855,241
Woolworths Group Ltd	46,051	1,285,082
TOTAL CONSUMER STAPLES		2,140,323
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Santos Ltd	122,429	679,940
Woodside Energy Group Ltd	71,670	1,677,432
TOTAL ENERGY		2,357,372
Financials - 2.8%
Banks - 2.2%
ANZ Group Holdings Ltd	113,635	2,969,860
Commonwealth Bank of Australia	63,092	7,886,805
National Australia Bank Ltd	115,649	3,348,728
Westpac Banking Corp	128,944	3,419,244
		17,624,637
Capital Markets - 0.3%
ASX Ltd	7,365	284,095
Macquarie Group Ltd (c)	13,650	2,423,133
		2,707,228
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	12,898	418,603
Insurance - 0.3%
Insurance Australia Group Ltd	84,206	501,716
Medibank Pvt Ltd	103,977	376,890
QBE Insurance Group Ltd	56,612	981,922
Suncorp Group Ltd	40,834	549,411
		2,409,939
TOTAL FINANCIALS		23,160,407
Health Care - 0.3%
Biotechnology - 0.2%
CSL Ltd	18,296	1,581,877
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	2,472	207,174
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	195,944	404,036
Sonic Healthcare Ltd	17,234	263,758
		667,794
Health Care Technology - 0.0%
Pro Medicus Ltd	2,168	246,629
TOTAL HEALTH CARE		2,703,474
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	50,897	698,699
Passenger Airlines - 0.0%
Qantas Airways Ltd	28,036	195,102
Professional Services - 0.1%
Computershare Ltd	19,622	563,801
Trading Companies & Distributors - 0.0%
SGH Ltd	7,681	237,541
Transportation Infrastructure - 0.1%
Transurban Group unit	117,621	1,221,466
TOTAL INDUSTRIALS		2,916,609
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	7,303	188,234
Materials - 2.3%
Metals & Mining - 2.3%
BHP Group Ltd	191,569	8,074,741
Evolution Mining Ltd	76,559	607,061
Fortescue Ltd	60,928	790,617
Glencore PLC	353,927	2,606,796
Lynas Rare Earths Ltd (b)	34,196	335,626
Northern Star Resources Ltd	51,252	710,292
PLS Group Ltd (b)	118,619	344,663
Rio Tinto Ltd	14,016	1,670,451
Rio Tinto PLC	40,215	3,907,678
South32 Ltd	169,235	539,539
TOTAL MATERIALS		19,587,464
Real Estate - 0.3%
Diversified REITs - 0.0%
Stockland unit	91,197	272,986
Industrial REITs - 0.2%
Goodman Group unit	75,152	1,564,585
Retail REITs - 0.1%
Scentre Group unit	196,913	540,628
Vicinity Ltd unit	148,518	279,117
		819,745
TOTAL REAL ESTATE		2,657,316
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	64,977	490,214
Gas Utilities - 0.0%
Apa Group unit	49,998	357,656
TOTAL UTILITIES		847,870
TOTAL AUSTRALIA		61,484,447
AUSTRIA - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	5,542	403,576
Financials - 0.4%
Banks - 0.4%
BAWAG Group AG (d)(e)	2,758	557,204
Erste Group Bank AG	11,609	1,510,044
Raiffeisen Bank International AG	4,950	339,061
TOTAL FINANCIALS		2,406,309
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,576	176,894
TOTAL AUSTRIA		2,986,779
BELGIUM - 0.9%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	809	167,362
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	33,880	2,942,613
Food Products - 0.0%
Lotus Bakeries NV	15	192,691
TOTAL CONSUMER STAPLES		3,135,304
Financials - 0.3%
Banks - 0.2%
KBC Group NV	8,661	1,244,934
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	2,762	248,908
Sofina SA	586	166,098
		415,006
Insurance - 0.1%
Ageas SA/NV	5,635	467,206
TOTAL FINANCIALS		2,127,146
Health Care - 0.2%
Pharmaceuticals - 0.2%
Financiere de Tubize SA	752	168,231
UCB SA	4,583	1,178,001
TOTAL HEALTH CARE		1,346,232
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	2,644	234,310
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,644	236,404
TOTAL BELGIUM		7,246,758
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	5,995	282,560
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	13,005	640,630
CHINA - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	49,329	2,292,458
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	60,522	185,082
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	139,710	929,927
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuilding (Holdings) Ltd	97,300	297,010
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	51,000	256,743
TOTAL INDUSTRIALS		553,753
TOTAL CHINA		3,961,220
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	8,052	382,210
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
CSG NV (c)	5,616	106,985
DENMARK - 1.6%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	2,834	355,015
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	3,547	523,240
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	23,609	1,359,284
Insurance - 0.0%
Tryg A/S	11,514	274,794
TOTAL FINANCIALS		1,634,078
Health Care - 0.9%
Biotechnology - 0.1%
Genmab A/S (b)	2,300	662,028
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	4,753	314,315
Demant A/S (b)	3,193	138,419
		452,734
Pharmaceuticals - 0.7%
Novo Nordisk A/S Series B	121,423	5,743,500
TOTAL HEALTH CARE		6,858,262
Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	7,252	1,567,310
Building Products - 0.0%
ROCKWOOL A/S Series B	3,557	114,030
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	36,167	973,524
TOTAL INDUSTRIALS		2,654,864
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	13,283	864,768
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	17,454	390,440
TOTAL DENMARK		13,280,667
FINLAND - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	5,367	216,489
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	10,305	256,440
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	15,952	562,153
Financials - 0.5%
Banks - 0.4%
Nordea Bank Abp	115,772	2,336,644
Insurance - 0.1%
Sampo Oyj A Shares	90,079	997,333
TOTAL FINANCIALS		3,333,977
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	4,122	385,491
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	12,388	715,690
Metso Oyj	24,217	449,885
Wartsila OYJ Abp	18,404	622,670
TOTAL INDUSTRIALS		1,788,245
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	189,426	1,750,852
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	20,843	238,861
UPM-Kymmene Oyj	19,894	541,232
TOTAL MATERIALS		780,093
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	16,929	385,065
TOTAL FINLAND		9,458,805
FRANCE - 8.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	70,199	1,341,341
Media - 0.1%
Publicis Groupe SA	8,629	920,978
TOTAL COMMUNICATION SERVICES		2,262,319
Consumer Discretionary - 1.1%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	23,330	943,010
Automobiles - 0.0%
Renault SA	6,969	220,055
Hotels, Restaurants & Leisure - 0.1%
Accor SA	7,079	366,526
Sodexo SA	2,930	192,667
		559,193
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	975	1,727,577
Kering SA	2,690	887,898
LVMH Moet Hennessy Louis Vuitton SE	9,382	5,151,987
		7,767,462
TOTAL CONSUMER DISCRETIONARY		9,489,720
Consumer Staples - 0.8%
Beverages - 0.1%
Pernod Ricard SA	7,371	574,447
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	22,219	407,762
Food Products - 0.2%
Danone SA	23,763	1,848,432
Personal Care Products - 0.5%
L'Oreal SA	9,056	4,033,500
TOTAL CONSUMER STAPLES		6,864,141
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Bollore SE	23,248	103,802
TotalEnergies SE	74,256	6,543,715
TOTAL ENERGY		6,647,517
Financials - 1.3%
Banks - 0.9%
BNP Paribas SA	37,379	4,749,702
Credit Agricole SA	34,223	764,729
Societe Generale SA Series A	24,090	2,264,380
		7,778,811
Capital Markets - 0.0%
Amundi SA (d)(e)	2,335	254,047
Insurance - 0.4%
AXA SA	59,115	3,063,909
TOTAL FINANCIALS		11,096,767
Health Care - 0.4%
Biotechnology - 0.0%
Abivax SA (b)	2,292	284,452
Health Care Equipment & Supplies - 0.4%
BioMerieux	1,450	115,540
EssilorLuxottica SA	11,353	2,149,372
		2,264,912
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	1,100	211,453
Pharmaceuticals - 0.0%
Ipsen SA	1,263	243,515
TOTAL HEALTH CARE		3,004,332
Industrials - 2.3%
Aerospace & Defense - 1.5%
Airbus SE	22,403	5,259,299
Dassault Aviation SA	645	221,796
Safran SA	13,012	5,113,473
Thales SA	3,495	991,041
		11,585,609
Building Products - 0.2%
Cie de Saint-Gobain SA	16,788	1,577,856
Construction & Engineering - 0.4%
Bouygues SA	8,348	470,241
Eiffage SA	2,588	367,821
Vinci SA	17,561	2,479,489
		3,317,551
Electrical Equipment - 0.2%
Legrand SA	9,639	1,465,410
Ground Transportation - 0.0%
Ayvens SA (d)(e)	12,607	169,074
Machinery - 0.0%
Alstom SA (b)	13,072	242,171
Professional Services - 0.0%
Bureau Veritas SA	11,989	382,403
Trading Companies & Distributors - 0.0%
Rexel SA	8,379	346,295
Transportation Infrastructure - 0.0%
Aeroports de Paris SA (c)	1,207	166,883
Getlink SE Series A	9,331	198,846
		365,729
TOTAL INDUSTRIALS		19,452,098
Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	5,765	685,232
Software - 0.1%
Dassault Systemes SE	25,290	588,372
TOTAL INFORMATION TECHNOLOGY		1,273,604
Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	24,023	4,732,736
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	2,000	122,003
Office REITs - 0.0%
Gecina SA	1,667	144,076
Retail REITs - 0.0%
Klepierre SA	8,121	368,409
Unibail-Rodamco-Westfield unit	4,073	494,571
		862,980
TOTAL REAL ESTATE		1,129,059
Utilities - 0.4%
Multi-Utilities - 0.4%
Engie SA	67,092	2,091,334
Veolia Environnement SA	22,362	889,859
TOTAL UTILITIES		2,981,193
TOTAL FRANCE		68,933,486
GERMANY - 8.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	129,456	3,995,143
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	2,163	145,914
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	2,632	225,659
TOTAL COMMUNICATION SERVICES		4,366,716
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG	4,154	345,460
Automobiles - 0.4%
Bayerische Motoren Werke AG	12,192	833,711
Mercedes-Benz Group AG	27,231	1,472,359
		2,306,070
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	7,990	260,378
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	6,108	1,130,121
TOTAL CONSUMER DISCRETIONARY		4,042,029
Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	3,425	280,645
Personal Care Products - 0.1%
Beiersdorf AG	3,423	317,966
TOTAL CONSUMER STAPLES		598,611
Financials - 2.0%
Banks - 0.1%
Commerzbank AG	24,442	1,061,740
Capital Markets - 0.5%
Deutsche Bank AG	68,433	2,515,368
Deutsche Boerse AG	6,848	2,062,736
		4,578,104
Insurance - 1.4%
Allianz SE	14,343	7,144,283
Hannover Rueck SE	2,274	657,139
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,926	2,959,049
Talanx AG	2,236	297,295
		11,057,766
TOTAL FINANCIALS		16,697,610
Health Care - 0.5%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	12,761	543,422
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	7,201	369,569
Fresenius SE & Co KGaA	15,925	818,501
		1,188,070
Pharmaceuticals - 0.3%
Bayer AG	37,038	2,055,453
Merck KGaA	4,873	805,352
		2,860,805
TOTAL HEALTH CARE		4,592,297
Industrials - 2.7%
Aerospace & Defense - 0.4%
Hensoldt AG	2,286	209,989
MTU Aero Engines AG	2,033	848,187
Rheinmetall AG	1,755	2,320,022
		3,378,198
Air Freight & Logistics - 0.3%
Deutsche Post AG	34,684	2,316,954
Construction & Engineering - 0.0%
HOCHTIEF AG	558	285,180
Electrical Equipment - 0.6%
Siemens Energy AG	29,218	4,991,693
Industrial Conglomerates - 1.2%
Siemens AG	28,009	9,177,053
Machinery - 0.2%
Daimler Truck Holding AG	17,322	977,570
Gea Group Ag	5,532	393,279
Knorr-Bremse AG	2,427	287,986
Rational AG	192	149,227
		1,808,062
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	22,627	237,425
Trading Companies & Distributors - 0.0%
Brenntag SE	4,349	306,620
TOTAL INDUSTRIALS		22,501,185
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.4%
Infineon Technologies AG	49,235	3,533,280
Software - 0.9%
Nemetschek SE	2,169	145,194
SAP SE	39,368	7,215,965
		7,361,159
TOTAL INFORMATION TECHNOLOGY		10,894,439
Materials - 0.4%
Chemicals - 0.3%
BASF SE	33,649	1,953,447
Evonik Industries AG	9,678	195,749
Symrise AG	5,009	514,653
		2,663,849
Construction Materials - 0.1%
Heidelberg Materials AG	4,987	928,405
TOTAL MATERIALS		3,592,254
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE	27,192	659,696
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	24,258	1,599,502
Multi-Utilities - 0.2%
E.ON SE	84,640	1,823,423
TOTAL UTILITIES		3,422,925
TOTAL GERMANY		71,367,762
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (c)	3,497	333,894
HONG KONG - 1.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	128,292	217,081
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	289,577	312,012
Financials - 0.9%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	1,855	194,998
Hong Kong Exchanges & Clearing Ltd	45,367	2,363,750
		2,558,748
Insurance - 0.6%
AIA Group Ltd	396,245	3,994,506
Prudential PLC	95,158	1,430,086
		5,424,592
TOTAL FINANCIALS		7,983,340
Industrials - 0.2%
Ground Transportation - 0.0%
MTR Corp Ltd	58,937	248,903
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	13,356	169,453
Machinery - 0.2%
Techtronic Industries Co Ltd	51,792	871,741
TOTAL INDUSTRIALS		1,290,097
Real Estate - 0.3%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	65,726	400,940
Henderson Land Development Co Ltd	50,140	181,574
Hongkong Land Holdings Ltd (Singapore)	36,530	296,212
Sino Land Co Ltd	143,727	196,098
Sun Hung Kai Properties Ltd	49,180	771,873
Wharf Real Estate Investment Co Ltd	56,814	192,558
		2,039,255
Retail REITs - 0.1%
Link REIT	102,135	509,477
TOTAL REAL ESTATE		2,548,732
Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	22,581	180,247
CLP Holdings Ltd	61,736	613,801
Power Assets Holdings Ltd	52,303	393,820
		1,187,868
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	421,697	378,013
TOTAL UTILITIES		1,565,881
TOTAL HONG KONG		13,917,143
INDONESIA - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	6,075	403,471
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	6,024	575,176
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	79,934	945,265
Bank of Ireland Group PLC	35,838	747,598
TOTAL FINANCIALS		1,692,863
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	5,778	534,697
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	6,074	916,567
TOTAL INDUSTRIALS		1,451,264
TOTAL IRELAND		3,719,303
ISRAEL - 1.1%
Financials - 0.5%
Banks - 0.4%
Bank Hapoalim BM	49,382	1,200,904
Bank Leumi Le-Israel BM	55,704	1,319,291
Israel Discount Bank Ltd Class A	46,136	482,417
Mizrahi Tefahot Bank Ltd	5,884	438,340
		3,440,952
Insurance - 0.1%
Harel Insurance Investments & Financial Services Ltd	4,462	256,494
Phoenix Financial Ltd	8,582	482,939
		739,433
TOTAL FINANCIALS		4,180,385
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	43,896	1,536,799
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	1,053	848,119
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (Israel) (b)	1,151	461,454
Tower Semiconductor Ltd (b)	4,213	933,160
		1,394,614
Software - 0.0%
Check Point Software Technologies Ltd (b)	2,949	374,906
TOTAL INFORMATION TECHNOLOGY		1,769,520
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	26,607	136,234
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	1,644	217,676
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enlight Renewable Energy Ltd (b)	5,252	446,760
OPC Energy Ltd (b)	6,441	202,154
TOTAL UTILITIES		648,914
TOTAL ISRAEL		9,337,647
ITALY - 3.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA/Milano (b)	64,436	546,360
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	4,570	1,792,292
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	8,289	469,320
TOTAL CONSUMER DISCRETIONARY		2,261,612
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	7,562	510,603
Davide Campari-Milano NV	21,992	149,523
TOTAL CONSUMER STAPLES		660,126
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	68,498	1,905,388
Financials - 1.8%
Banks - 1.5%
Banca Monte dei Paschi di Siena SpA	71,597	955,078
Banco BPM SpA	42,845	779,391
BPER Banca SPA	58,988	957,070
FinecoBank Banca Fineco SpA	23,069	630,201
Intesa Sanpaolo SpA	525,228	3,970,363
UniCredit SpA	51,167	4,825,655
		12,117,758
Financial Services - 0.1%
Banca Mediolanum SpA	7,738	206,748
Poste Italiane SpA	17,232	520,821
		727,569
Insurance - 0.2%
Generali	30,678	1,554,732
Unipol Assicurazioni SpA	13,542	422,724
		1,977,456
TOTAL FINANCIALS		14,822,783
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	3,947	235,084
Industrials - 0.3%
Aerospace & Defense - 0.1%
Leonardo SpA	15,260	969,950
Electrical Equipment - 0.2%
Prysmian SpA	10,615	1,464,800
Passenger Airlines - 0.0%
Ryanair Holdings PLC	15,739	441,345
TOTAL INDUSTRIALS		2,876,095
Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	287,462	3,246,425
Terna - Rete Elettrica Nazionale	53,034	609,849
		3,856,274
Gas Utilities - 0.0%
Italgas SpA	22,967	236,929
Snam SpA	76,044	516,320
		753,249
TOTAL UTILITIES		4,609,523
TOTAL ITALY		27,916,971
JAPAN - 22.7%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.1%
NTT Inc	1,137,025	1,089,854
Entertainment - 0.4%
Capcom Co Ltd	10,088	253,414
Konami Group Corp	3,655	470,835
Nexon Co Ltd	11,214	175,751
Nintendo Co Ltd	41,270	1,968,669
Toho Co Ltd/Tokyo	19,850	190,615
		3,059,284
Interactive Media & Services - 0.0%
LY Corp	97,417	271,428
Wireless Telecommunication Services - 1.0%
KDDI Corp	110,500	2,035,821
SoftBank Corp	1,084,930	1,522,783
SoftBank Group Corp	139,996	4,360,527
		7,919,131
TOTAL COMMUNICATION SERVICES		12,339,697
Consumer Discretionary - 3.5%
Automobile Components - 0.4%
Aisin Corp	17,122	236,056
Bridgestone Corp	40,268	994,436
Denso Corp	60,388	741,498
Sumitomo Electric Industries Ltd	107,776	1,426,426
		3,398,416
Automobiles - 1.3%
Honda Motor Co Ltd	136,714	1,378,025
Isuzu Motors Ltd	19,426	289,827
Nissan Motor Co Ltd (b)	87,564	184,871
Subaru Corp	19,628	334,117
Suzuki Motor Corp	59,272	773,710
Toyota Motor Corp	357,290	6,761,600
Yamaha Motor Co Ltd	33,516	280,358
		10,002,508
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	71,970	403,206
Rakuten Group Inc (b)	53,246	277,633
Ryohin Keikaku Co Ltd	19,100	500,999
		1,181,838
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	40,770	813,756
Zensho Holdings Co Ltd	3,500	218,545
		1,032,301
Household Durables - 0.9%
Panasonic Holdings Corp	87,909	2,324,531
Sekisui House Ltd (c)	22,534	493,321
Sony Group Corp	220,265	5,147,345
		7,965,197
Leisure Products - 0.1%
Bandai Namco Holdings Inc	19,011	550,734
Shimano Inc	2,724	343,851
		894,585
Specialty Retail - 0.5%
Fast Retailing Co Ltd	7,191	3,521,212
Nitori Holdings Co Ltd	14,575	235,138
Sanrio Co Ltd	36,100	289,671
		4,046,021
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	25,596	754,683
TOTAL CONSUMER DISCRETIONARY		29,275,549
Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd (c)	53,086	554,016
Kirin Holdings Co Ltd	29,274	541,562
Suntory Beverage & Food Ltd	4,732	137,190
		1,232,768
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	81,373	698,157
Seven & i Holdings Co Ltd	71,177	943,816
		1,641,973
Food Products - 0.1%
Ajinomoto Co Inc	32,266	995,031
Kikkoman Corp	25,610	263,757
		1,258,788
Household Products - 0.0%
Unicharm Corp	40,322	255,761
Personal Care Products - 0.1%
Kao Corp	34,212	703,265
Shiseido Co Ltd	15,069	297,667
		1,000,932
Tobacco - 0.3%
Japan Tobacco Inc	41,508	1,850,713
TOTAL CONSUMER STAPLES		7,240,935
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	96,914	800,367
Idemitsu Kosan Co Ltd	29,135	238,515
Inpex Corp	33,210	765,446
TOTAL ENERGY		1,804,328
Financials - 4.4%
Banks - 2.8%
Chiba Bank Ltd/The	20,505	333,309
Japan Post Bank Co Ltd	67,367	1,302,550
Mitsubishi UFJ Financial Group Inc	402,721	8,995,377
Mizuho Financial Group Inc	89,199	4,624,451
Resona Holdings Inc	78,277	1,061,500
Sumitomo Mitsui Financial Group Inc	137,061	5,889,365
Sumitomo Mitsui Trust Group Inc	94,840	975,210
Yokohama Financial Group Inc	36,626	416,907
		23,598,669
Capital Markets - 0.3%
Daiwa Securities Group Inc	47,356	529,755
Japan Exchange Group Inc	35,926	488,705
Nomura Holdings Inc	110,585	1,069,854
SBI Holdings Inc	19,894	375,565
		2,463,879
Financial Services - 0.2%
Mitsubishi HC Capital Inc	33,278	306,397
ORIX Corp	41,304	1,667,003
		1,973,400
Insurance - 1.1%
Daiichi Life Group Inc	129,744	1,564,371
Japan Post Holdings Co Ltd	63,503	939,486
Japan Post Insurance Co Ltd	19,901	219,132
MS&AD Insurance Group Holdings Inc	45,029	1,386,153
Sompo Holdings Inc	30,777	1,366,395
T&D Holdings Inc	16,596	523,037
Tokio Marine Holdings Inc	67,468	3,438,602
		9,437,176
TOTAL FINANCIALS		37,473,124
Health Care - 1.2%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	12,728	1,946,328
Olympus Corp	39,953	456,638
Terumo Corp	50,260	737,309
		3,140,275
Pharmaceuticals - 0.8%
Astellas Pharma Inc	64,813	890,194
Chugai Pharmaceutical Co Ltd	25,322	1,098,756
Daiichi Sankyo Co Ltd	64,246	1,038,314
Eisai Co Ltd	9,621	289,235
Kyowa Kirin Co Ltd	8,947	143,622
Otsuka Holdings Co Ltd	15,854	1,099,307
Shionogi & Co Ltd	28,523	515,733
Takeda Pharmaceutical Co Ltd	59,978	2,059,383
		7,134,544
TOTAL HEALTH CARE		10,274,819
Industrials - 5.5%
Building Products - 0.2%
AGC Inc	7,194	271,307
Daikin Industries Ltd	9,917	1,436,526
		1,707,833
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	13,710	248,593
Secom Co Ltd	14,998	646,055
TOPPAN Holdings Inc	8,338	233,804
		1,128,452
Construction & Engineering - 0.2%
Kajima Corp	14,954	499,677
Obayashi Corp	23,493	461,739
Shimizu Corp	18,200	268,101
Taisei Corp	5,416	438,709
		1,668,226
Electrical Equipment - 0.6%
Fuji Electric Co Ltd	5,211	454,760
Fujikura Ltd	56,900	1,443,915
Furukawa Electric Co Ltd	24,700	471,324
Mitsubishi Electric Corp	71,656	2,581,273
NIDEC CORP (b)	31,498	505,790
		5,457,062
Ground Transportation - 0.3%
Central Japan Railway Co	28,300	704,241
East Japan Railway Co	36,306	835,348
Hankyu Hanshin Holdings Inc	8,575	253,716
Seibu Holdings Inc	7,500	167,962
West Japan Railway Co	15,440	291,350
		2,252,617
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	690	168,716
Hitachi Ltd	166,725	5,463,671
		5,632,387
Machinery - 1.2%
Daifuku Co Ltd	11,810	435,036
Ebara Corp	17,200	583,899
FANUC Corp	35,205	1,418,603
IHI Corp	36,700	641,698
Kawasaki Heavy Industries Ltd	27,700	473,245
Komatsu Ltd	32,468	1,408,795
Kubota Corp	36,543	619,970
Makita Corp	8,173	263,256
MINEBEA MITSUMI Inc	12,511	284,927
Mitsubishi Heavy Industries Ltd	120,820	2,822,638
SMC Corp	1,996	862,392
		9,814,459
Marine Transportation - 0.2%
Kawasaki Kisen Kaisha Ltd	13,300	236,991
Mitsui OSK Lines Ltd	12,700	469,163
Nippon Yusen KK	14,665	563,099
		1,269,253
Passenger Airlines - 0.0%
ANA Holdings Inc	6,063	118,421
Professional Services - 0.5%
Recruit Holdings Co Ltd	49,973	3,951,906
Trading Companies & Distributors - 1.5%
ITOCHU Corp	209,150	2,624,751
Marubeni Corp	53,172	1,718,555
Mitsubishi Corp	113,905	3,404,938
Mitsui & Co Ltd	89,058	2,732,682
Sumitomo Corp	153,100	1,589,173
Toyota Tsusho Corp	24,071	999,075
		13,069,174
TOTAL INDUSTRIALS		46,069,790
Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 1.2%
Ibiden Co Ltd	8,800	880,377
Keyence Corp	7,105	3,563,776
Kyocera Corp	44,152	1,006,966
Murata Manufacturing Co Ltd	61,083	2,783,208
TDK Corp	71,455	1,373,970
Yokogawa Electric Corp	8,279	295,268
		9,903,565
IT Services - 0.5%
Fujitsu Ltd	63,980	1,474,693
NEC Corp	46,275	1,375,231
Nomura Research Institute Ltd	14,239	421,240
Obic Co Ltd	12,180	349,366
Otsuka Corp	8,650	178,489
		3,799,019
Semiconductors & Semiconductor Equipment - 2.1%
Advantest Corp	27,632	5,459,584
Disco Corp	3,244	1,159,517
Kioxia Holdings Corp (b)	11,800	3,289,090
Lasertec Corp	2,925	671,967
Renesas Electronics Corp	65,203	1,306,913
SCREEN Holdings Co Ltd	5,800	442,451
Tokyo Electron Ltd	16,850	5,633,584
		17,963,106
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	30,171	839,813
FUJIFILM Holdings Corp	42,200	993,373
		1,833,186
TOTAL INFORMATION TECHNOLOGY		33,498,876
Materials - 0.9%
Chemicals - 0.6%
Asahi Kasei Corp	46,293	494,175
Mitsubishi Chemical Group Corp	44,747	329,287
Nippon Paint Holdings Co Ltd	35,805	270,182
Nippon Sanso Holdings Corp	6,550	235,467
Nitto Denko Corp	25,615	540,897
Resonac Holdings Corp	6,600	549,774
Shin-Etsu Chemical Co Ltd	61,770	2,202,109
Toray Industries Inc	48,302	346,966
		4,968,857
Metals & Mining - 0.3%
JFE Holdings Inc	21,720	246,437
JX Advanced Metals Corp	20,700	479,582
Mitsui Kinzoku Co Ltd	2,100	395,374
Nippon Steel Corp (c)	182,310	742,698
Sumitomo Metal Mining Co Ltd	9,086	456,712
		2,320,803
TOTAL MATERIALS		7,289,660
Real Estate - 0.4%
Office REITs - 0.0%
Nippon Building Fund Inc	282	237,868
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	10,745	226,806
Daiwa House Industry Co Ltd	21,150	621,103
Hulic Co Ltd	17,400	191,309
Mitsubishi Estate Co Ltd	38,984	946,422
Mitsui Fudosan Co Ltd	93,523	911,046
Sumitomo Realty & Development Co Ltd	22,044	494,102
		3,390,788
TOTAL REAL ESTATE		3,628,656
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	24,995	432,790
Kansai Electric Power Co Inc/The	35,780	541,870
		974,660
Gas Utilities - 0.1%
Osaka Gas Co Ltd	12,736	436,958
Tokyo Gas Co Ltd	11,215	432,954
		869,912
TOTAL UTILITIES		1,844,572
TOTAL JAPAN		190,740,006
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)(e)	6,295	274,417
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	7,896	132,117
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	4,319	339,468
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	16,068	1,125,440
TOTAL LUXEMBOURG		1,597,025
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	74,635	325,483
Sands China Ltd	91,662	172,047

TOTAL MACAU		497,530
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Fresnillo PLC	6,943	231,596
NETHERLANDS - 5.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	144,306	681,390
Entertainment - 0.1%
Universal Music Group NV	38,125	629,046
TOTAL COMMUNICATION SERVICES		1,310,436
Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	4,521	380,317
Heineken NV	10,858	983,088
		1,363,405
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	33,338	1,320,926
Food Products - 0.0%
Magnum Ice Cream Co NV/The (b)	18,501	345,532
TOTAL CONSUMER STAPLES		3,029,863
Financials - 1.0%
Banks - 0.6%
ABN AMRO Bank NV depository receipt (e)	23,276	1,046,788
ING Groep NV	110,102	3,869,156
		4,915,944
Capital Markets - 0.0%
Euronext NV (d)	2,933	536,415
Financial Services - 0.2%
Adyen NV (b)(d)(e)	1,011	1,028,406
EXOR NV	3,329	266,031
		1,294,437
Insurance - 0.2%
ASR Nederland NV	5,921	483,955
NN Group NV	9,916	933,066
		1,417,021
TOTAL FINANCIALS		8,163,817
Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	2,333	1,998,209
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	29,041	765,168
TOTAL HEALTH CARE		2,763,377
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	8,547	671,014
Information Technology - 3.3%
Semiconductors & Semiconductor Equipment - 3.1%
ASM International NV	1,767	1,632,538
ASML Holding NV	14,634	24,116,035
BE Semiconductor Industries NV	2,677	611,994
		26,360,567
Software - 0.2%
Nebius Group NV Class A (b)(c)	7,613	1,449,591
TOTAL INFORMATION TECHNOLOGY		27,810,158
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	5,811	407,016
TOTAL NETHERLANDS		44,155,681
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	33,867	293,992
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Fisher & Paykel Healthcare Corp Ltd	22,139	529,494
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	64,004	328,162
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	6,101	304,593
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	35,334	188,954
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	50,108	168,026
TOTAL UTILITIES		356,980
TOTAL NEW ZEALAND		1,813,221
NIGERIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Airtel Africa PLC (d)(e)	28,838	129,425
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	23,168	327,077
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	16,373	350,005
Orkla ASA	27,334	303,625
Salmar ASA	2,545	138,427
TOTAL CONSUMER STAPLES		792,057
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	11,930	421,059
Equinor ASA	26,509	1,088,219
Var Energi ASA	35,454	176,569
TOTAL ENERGY		1,685,847
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	30,653	986,459
Insurance - 0.0%
Gjensidige Forsikring ASA	7,543	224,599
TOTAL FINANCIALS		1,211,058
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	15,767	492,766
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	48,537	447,706
TOTAL NORWAY		4,956,511
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	9,410	167,759
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	10,675	213,699
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	15,325	348,040
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	307,475	377,612
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	110,373	568,927
TOTAL PORTUGAL		1,508,278
SINGAPORE - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	279,562	967,256
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	14,174	1,512,933
Financials - 1.2%
Banks - 1.1%
DBS Group Holdings Ltd	77,697	4,482,864
Oversea-Chinese Banking Corp Ltd	123,428	2,803,448
United Overseas Bank Ltd	45,566	1,541,001
		8,827,313
Capital Markets - 0.1%
Singapore Exchange Ltd	30,289	577,435
TOTAL FINANCIALS		9,404,748
Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	58,793	461,983
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	89,989	314,962
Industrial Conglomerates - 0.1%
Keppel Ltd	53,216	475,270
Passenger Airlines - 0.0%
Singapore Airlines Ltd	56,662	339,904
TOTAL INDUSTRIALS		1,592,119
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	23,824	1,254,813
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	230,299	446,950
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	154,891	310,243
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	87,853	182,062
TOTAL REAL ESTATE		939,255
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	33,800	145,377
TOTAL SINGAPORE		15,816,501
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	39,968	2,023,240
SPAIN - 3.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	18,014	559,588
Telefonica SA (c)	138,971	573,769
TOTAL COMMUNICATION SERVICES		1,133,357
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	16,560	1,022,033
Specialty Retail - 0.3%
Industria de Diseno Textil SA	41,126	2,684,033
TOTAL CONSUMER DISCRETIONARY		3,706,066
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Repsol SA	41,674	1,271,934
Financials - 2.0%
Banks - 2.0%
Banco Bilbao Vizcaya Argentaria SA	212,412	5,954,314
Banco de Sabadell SA	179,943	689,942
Banco Santander SA	539,973	7,679,644
Bankinter SA	23,733	435,968
CaixaBank SA	132,425	1,923,652
		16,683,520
Insurance - 0.0%
Mapfre SA	34,682	177,331
TOTAL FINANCIALS		16,860,851
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	6,848	871,014
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	28,280	870,064
TOTAL INDUSTRIALS		1,741,078
Information Technology - 0.0%
IT Services - 0.0%
Indra Sistemas SA	2,840	186,016
Utilities - 0.9%
Electric Utilities - 0.8%
Acciona SA	929	255,607
Endesa SA (c)	11,785	575,667
Iberdrola SA	233,882	5,569,326
Redeia Corp SA (c)	15,286	269,600
		6,670,200
Gas Utilities - 0.1%
Naturgy Energy Group SA	15,538	518,346
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renewables SA	12,025	186,505
TOTAL UTILITIES		7,375,051
TOTAL SPAIN		32,274,353
SWEDEN - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	89,047	413,150
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	20,705	358,695
TOTAL COMMUNICATION SERVICES		771,845
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)(d)	4,614	352,851
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	15,930	291,738
TOTAL CONSUMER DISCRETIONARY		644,589
Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	21,576	628,097
Financials - 0.9%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	55,177	1,293,926
Svenska Handelsbanken AB A Shares	51,333	784,911
Swedbank AB A1 Shares	30,943	1,238,084
		3,316,921
Capital Markets - 0.1%
EQT AB	16,298	554,038
Financial Services - 0.4%
Industrivarden AB A Shares	4,097	236,211
Industrivarden AB C Shares	5,912	338,124
Investor AB B Shares	65,253	2,816,469
L E Lundbergforetagen AB B Shares	2,711	162,708
		3,553,512
TOTAL FINANCIALS		7,424,471
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	6,751	333,644
Industrials - 1.6%
Aerospace & Defense - 0.1%
Saab AB B Shares	12,077	758,892
Building Products - 0.2%
Assa Abloy AB B Shares	36,790	1,365,122
Nibe Industrier AB B Shares	53,766	215,353
		1,580,475
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	18,001	289,235
Construction & Engineering - 0.0%
Skanska AB B Shares	12,477	349,459
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	5,132	108,113
Lifco AB B Shares	7,987	271,764
		379,877
Machinery - 1.2%
Alfa Laval AB	10,908	645,623
Atlas Copco AB A Shares	94,945	2,006,172
Atlas Copco AB B Shares	55,900	1,032,326
Epiroc AB A Shares	23,283	596,898
Epiroc AB B Shares	14,347	314,295
Indutrade AB	10,301	258,331
Sandvik AB	39,015	1,458,956
SKF AB B Shares	12,880	348,708
Trelleborg AB B Shares	7,247	321,625
Volvo AB B Shares	58,520	2,238,492
		9,221,426
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	9,815	357,258
Beijer Ref AB B Shares	16,339	229,928
		587,186
TOTAL INDUSTRIALS		13,166,550
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	99,645	980,177
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	78,277	772,638
TOTAL INFORMATION TECHNOLOGY		1,752,815
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB	10,716	536,577
Paper & Forest Products - 0.0%
Svenska Cellulosa AB SCA B Shares	22,365	254,249
TOTAL MATERIALS		790,826
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	25,953	142,162
Sagax AB B Shares	8,313	146,055
TOTAL REAL ESTATE		288,217
TOTAL SWEDEN		25,801,054
SWITZERLAND - 6.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	977	751,678
Consumer Discretionary - 0.6%
Specialty Retail - 0.0%
Avolta AG	3,475	207,782
Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA Series A	20,268	4,790,179
Swatch Group AG/The bearer shares	1,063	237,662
		5,027,841
TOTAL CONSUMER DISCRETIONARY		5,235,623
Consumer Staples - 1.3%
Food Products - 1.3%
Barry Callebaut AG	134	186,799
Chocoladefabriken Lindt & Spruengli AG	36	415,515
Chocoladefabriken Lindt & Spruengli AG participation certificates	4	470,530
Nestle SA	97,140	9,709,247
TOTAL CONSUMER STAPLES		10,782,091
Financials - 1.7%
Banks - 0.0%
Banque Cantonale Vaudoise	1,134	178,141
Capital Markets - 1.0%
Julius Baer Group Ltd	7,766	682,791
Partners Group Holding AG	805	669,132
UBS Group AG	119,686	6,299,264
		7,651,187
Insurance - 0.7%
Helvetia Baloise Holding AG	2,905	779,026
Swiss Life Holding AG	1,049	1,238,896
Zurich Insurance Group AG	5,641	4,296,909
		6,314,831
TOTAL FINANCIALS		14,144,159
Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,854	504,521
Straumann Holding AG	4,208	521,120
		1,025,641
Life Sciences Tools & Services - 0.2%
Lonza Group AG	2,648	1,841,432
Pharmaceuticals - 0.4%
Galderma Group AG	6,951	1,512,618
Sandoz Group AG	15,758	1,281,768
		2,794,386
TOTAL HEALTH CARE		5,661,459
Industrials - 1.1%
Building Products - 0.1%
Belimo Holding AG	371	385,478
Geberit AG	1,215	799,831
		1,185,309
Electrical Equipment - 0.7%
ABB Ltd	59,089	5,829,658
Machinery - 0.2%
Schindler Holding AG	746	228,381
Schindler Holding AG participation certificate	1,520	478,684
VAT Group AG (d)(e)	1,018	758,039
		1,465,104
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,822	463,585
Professional Services - 0.1%
SGS SA	6,241	739,394
TOTAL INDUSTRIALS		9,683,050
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	5,457	554,036
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	6,216	670,133
EMS-Chemie Holding AG	265	267,966
Givaudan SA	348	1,390,365
Sika AG	5,747	1,293,021
TOTAL MATERIALS		3,621,485
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	3,020	492,345
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	747	123,721
TOTAL SWITZERLAND		51,049,647
UNITED KINGDOM - 11.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	216,072	586,208
Media - 0.1%
Informa PLC	47,960	572,564
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	695,721	1,104,102
TOTAL COMMUNICATION SERVICES		2,262,874
Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Next PLC	4,329	866,118
Diversified Consumer Services - 0.0%
Pearson PLC	17,792	300,234
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	64,108	2,032,865
Specialty Retail - 0.0%
Kingfisher PLC	63,680	265,669
TOTAL CONSUMER DISCRETIONARY		3,464,886
Consumer Staples - 2.1%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	7,567	828,284
Diageo PLC	83,944	1,844,110
		2,672,394
Consumer Staples Distribution & Retail - 0.3%
J Sainsbury PLC	64,272	311,322
Marks & Spencer Group PLC	77,953	426,120
Tesco PLC	240,713	1,584,411
		2,321,853
Food Products - 0.0%
Associated British Foods PLC	10,643	299,010
Household Products - 0.2%
Reckitt Benckiser Group PLC	24,210	1,708,678
Personal Care Products - 0.6%
Unilever PLC	82,378	5,241,513
Tobacco - 0.7%
British American Tobacco PLC	75,709	4,592,580
Imperial Brands PLC	27,911	1,059,247
		5,651,827
TOTAL CONSUMER STAPLES		17,895,275
Financials - 4.0%
Banks - 3.1%
Barclays PLC	515,888	3,545,975
HSBC Holdings PLC	647,849	13,796,147
Lloyds Banking Group PLC	2,207,870	3,412,521
NatWest Group PLC	300,880	2,838,090
Standard Chartered PLC	67,106	1,984,164
		25,576,897
Capital Markets - 0.5%
3i Group PLC	36,701	1,412,907
London Stock Exchange Group PLC	16,806	1,890,549
Schroders PLC	30,400	241,118
		3,544,574
Financial Services - 0.1%
M&G PLC	84,078	405,105
Wise Group PLC Class A (United Kingdom)	27,115	323,636
		728,741
Insurance - 0.3%
Admiral Group PLC	9,822	499,322
Aviva PLC	114,217	1,068,980
Legal & General Group PLC	197,436	799,347
Standard Life PLC	26,515	329,840
		2,697,489
TOTAL FINANCIALS		32,547,701
Health Care - 1.7%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	28,971	453,192
Pharmaceuticals - 1.6%
Astrazeneca PLC	57,013	9,706,337
GSK PLC	152,946	3,977,034
		13,683,371
TOTAL HEALTH CARE		14,136,563
Industrials - 1.8%
Aerospace & Defense - 1.2%
BAE Systems PLC	110,461	3,127,078
Melrose Industries PLC	46,996	287,748
Rolls-Royce Holdings PLC	316,656	6,317,180
		9,732,006
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	95,240	438,605
Verisure PLC (b)	8,823	109,576
		548,181
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	101,056	946,822
Smiths Group PLC	11,476	408,632
		1,355,454
Machinery - 0.0%
Spirax Group PLC	2,783	260,492
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	43,403	252,954
Professional Services - 0.3%
Intertek Group PLC	5,807	457,061
RELX PLC	67,326	2,367,987
		2,825,048
Trading Companies & Distributors - 0.0%
Bunzl PLC	12,234	462,004
TOTAL INDUSTRIALS		15,436,139
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	13,956	663,965
Software - 0.0%
Sage Group PLC/The	34,843	457,011
TOTAL INFORMATION TECHNOLOGY		1,120,976
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	28,128	267,916
Industrial REITs - 0.1%
Segro PLC	45,945	597,551
TOTAL REAL ESTATE		865,467
Utilities - 0.7%
Electric Utilities - 0.2%
SSE PLC	45,696	1,443,694
Multi-Utilities - 0.4%
Centrica PLC	174,314	364,144
National Grid PLC	187,492	3,000,970
		3,365,114
Water Utilities - 0.1%
Severn Trent PLC	10,226	415,943
United Utilities Group PLC	28,014	522,163
		938,106
TOTAL UTILITIES		5,746,914
TOTAL UNITED KINGDOM		93,476,795
UNITED STATES - 7.5%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	5,530	2,764,668
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Stellantis NV (Italy) (b)	76,520	437,842
Hotels, Restaurants & Leisure - 0.1%
InterContinental Hotels Group PLC	5,378	864,245
TOTAL CONSUMER DISCRETIONARY		1,302,087
Energy - 1.7%
Energy Equipment & Services - 0.0%
Tenaris SA	12,144	348,406
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	591,945	4,447,381
Shell PLC	211,727	9,691,106
		14,138,487
TOTAL ENERGY		14,486,893
Financials - 0.3%
Insurance - 0.3%
Aegon Ltd	45,880	436,016
Swiss Re AG	11,264	1,878,843
TOTAL FINANCIALS		2,314,859
Health Care - 3.5%
Health Care Equipment & Supplies - 0.2%
Alcon AG	18,839	1,290,499
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	7,753	319,350
Pharmaceuticals - 3.3%
Haleon PLC	335,810	1,643,978
Novartis AG	69,044	10,797,922
Roche Holding AG	26,488	11,585,326
Roche Holding AG bearer shares	1,106	490,583
Sanofi SA	41,130	3,541,774
		28,059,583
TOTAL HEALTH CARE		29,669,432
Industrials - 1.3%
Construction & Engineering - 0.1%
Ferrovial NV	17,875	1,169,556
Electrical Equipment - 0.8%
Schneider Electric SE	20,670	6,944,823
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	93	242,471
AP Moller - Maersk A/S Series B	125	335,641
		578,112
Professional Services - 0.2%
Experian PLC	33,965	1,281,490
Trading Companies & Distributors - 0.1%
Sunbelt Rentals Holdings Inc (United Kingdom)	15,477	1,103,865
TOTAL INDUSTRIALS		11,077,846
Information Technology - 0.0%
Software - 0.0%
Octave Intelligence PLC depository receipt	7,831	140,383
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	2,911	137,999
Holcim AG	19,234	1,746,912
TOTAL MATERIALS		1,884,911
TOTAL UNITED STATES		63,641,079
TOTAL COMMON STOCKS (Cost $545,663,247)		825,914,856

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
GERMANY - 0.2%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Dr Ing hc F Porsche AG (e)	4,121	201,749
Porsche Automobil Holding SE	5,755	191,015
Volkswagen AG non-voting shares	7,777	672,104
TOTAL CONSUMER DISCRETIONARY		1,064,868
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA non-voting shares	5,714	498,268
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	953	239,571
TOTAL GERMANY		1,802,707
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,428,651)		1,802,707

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (h) (Cost $607,268)	3.64	608,000	607,391

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	15,989,427	15,992,625
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	3,602,775	3,603,135
TOTAL MONEY MARKET FUNDS (Cost $19,595,566)			19,595,760

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $568,294,732)	847,920,714
NET OTHER ASSETS (LIABILITIES) - (0.5)% (f)	(3,842,472)
NET ASSETS - 100.0%	844,078,242

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	104	9/2026	16,547,960	229,502

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,353,558 or 0.9% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,712,829 or 0.9% of net assets.

(f)	Includes $99,385 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $607,391.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,621,687.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	14,073,596	122,605,278	120,685,758	350,635	(685)	194	15,992,625	15,989,427
Fidelity Securities Lending Cash Central Fund	2,122,502	41,053,636	39,572,708	53,203	(295)	-	3,603,135	3,602,775
	16,196,098	163,658,914	160,258,466	403,838	(980)	194	19,595,760

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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